Consolidated Statements of Cash Flows - Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2019
Consolidated Statements of Cash Flows - Supplemental Disclosure
Schedule of reconciliation of liabilities arising from financing activities

Year ended December 31:	2019	2018	2017
Bond payables, opening balance	$—	$—	$—
Cash flows	35,433	—	—
Non-cash changes:
Accretion	533	—	—
Cumulative translation adjustments	(548)	—	—
Bond payables, ending balance (see Note 16)	$35,418	$—	$—

Year ended December 31:	2019	2018	2017
Lease liabilities, opening balance	$—	$—	$—
Cash flows	(943)	—	—
Non-cash changes:
Initial adoption of IFRS 16	2,911	—	—
Additions	1,583	—	—
Dispositions of subsidiaries	(487)	—	—
Accretion	71	—	—
Termination	(1,809)	—	—
Cumulative transaction adjustments	(130)	—	—
Lease liabilities, ending balance (see Note 15)	$1,196	$—	$—

Years ended December 31:	2019	2018	2017
Bank debt, opening balance	$—	$43,733	$116,813
Cash flows	—	—	(42,253)
Non-cash changes:
Dispositions of subsidiaries	—	(45,465)	(34,996)
Accretion	—	94	187
Rollover of interest expenses into principal	—	286	—
Cumulative translation adjustments	—	1,352	3,982
Bank debt, ending balance	$—	$—	$43,733